RiverNorth Patriot ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 88.8%	Shares	Value
Advertising - 0.4%
Trade Desk, Inc. - Class A(a)	164	$14,337

Agriculture - 0.5%
Altria Group, Inc.	450	19,629

Airlines - 0.4%
Southwest Airlines Co.	475	13,865

Auto Manufacturers - 0.7%
Lucid Group, Inc.(a)	4,593	13,090
Rivian Automotive, Inc. - Class A(a)	1,287	14,093
		27,183

Banks - 6.4%
Bank OZK	155	7,046
BOK Financial Corp.	98	9,016
Cadence Bank	242	7,018
Citizens Financial Group, Inc.	231	8,383
Comerica, Inc.	170	9,348
Commerce Bancshares, Inc.	169	8,991
Cullen/Frost Bankers, Inc.	85	9,568
East West Bancorp, Inc.	113	8,939
Fifth Third Bancorp	225	8,372
First Citizens BancShares, Inc. - Class A	5	8,175
First Horizon Corp.	527	8,116
Huntington Bancshares, Inc.	588	8,203
KeyCorp	519	8,205
M&T Bank Corp.	55	7,999
Pinnacle Financial Partners, Inc.	98	8,416
PNC Financial Services Group, Inc.	71	11,475
Prosperity Bancshares, Inc.	140	9,209
Regions Financial Corp.	382	8,037
SouthState Corp.	100	8,503
Synovus Financial Corp.	152	6,089
Truist Financial Corp.	203	7,913
U.S. Bancorp	240	10,729
Webster Financial Corp.	152	7,717
Wells Fargo & Co.	185	10,723
Western Alliance Bancorp	142	9,115
Wintrust Financial Corp.	83	8,664
Zions Bancorp NA	212	9,201
		233,170

Beverages - 1.0%
Celsius Holdings, Inc.(a)	149	12,355
Coca-Cola Consolidated, Inc.	13	11,003
Constellation Brands, Inc. - Class A	55	14,947
		38,305

Biotechnology - 1.8%
Apellis Pharmaceuticals, Inc.(a)	239	14,048
Incyte Corp.(a)	220	12,533
Intra-Cellular Therapies, Inc.(a)	191	13,217
Ionis Pharmaceuticals, Inc.(a)	313	13,569
Sarepta Therapeutics, Inc.(a)	109	14,112
		67,479

Building Materials - 4.0%
AAON, Inc.	158	13,920
AZEK Co., Inc.(a)	280	14,062
Boise Cascade Co.	84	12,883
Builders FirstSource, Inc.(a)	70	14,599
Eagle Materials, Inc.	55	14,946
Martin Marietta Materials, Inc.	33	20,259
Summit Materials, Inc. - Class A(a)	325	14,485
Trex Co., Inc.(a)	138	13,766
UFP Industries, Inc.	110	13,531
Vulcan Materials Co.	56	15,284
		147,735

Commercial Services - 3.0%
ADT, Inc.	1,762	11,841
Affirm Holdings, Inc.(a)	226	8,421
Booz Allen Hamilton Holding Corp.	99	14,695
Marathon Digital Holdings, Inc.(a)	393	8,874
Paylocity Holding Corp.(a)	82	14,093
R1 RCM, Inc.(a)	906	11,669
Toast, Inc. - Class A(a)	568	14,154
TriNet Group, Inc.	98	12,984
Valvoline, Inc.(a)	270	12,034
		108,765

Computers - 0.8%
CACI International, Inc. - Class A(a)	42	15,911
Science Applications International Corp.	111	14,473
		30,384

Distribution & Wholesale - 0.7%
Core & Main, Inc. - Class A(a)	238	13,626
SiteOne Landscape Supply, Inc.(a)	71	12,393
		26,019

Diversified Financial Services - 3.7%
Ally Financial, Inc.	225	9,133
Ameriprise Financial, Inc.	14	6,138
Apollo Global Management, Inc.	97	10,908
Ares Management Corp. - Class A	57	7,580
Blue Owl Capital, Inc. - Class A	497	9,373
Capital One Financial Corp.	71	10,571
Cboe Global Markets, Inc.	41	7,533
Charles Schwab Corp.	136	9,838
Credit Acceptance Corp.(a)	13	7,170
Discover Financial Services	69	9,045
LPL Financial Holdings, Inc.	28	7,398
OneMain Holdings, Inc.	152	7,766
SoFi Technologies, Inc.(a)	1,145	8,358
Synchrony Financial	196	8,452
T Rowe Price Group, Inc.	69	8,412
Voya Financial, Inc.	99	7,318
		134,993

Electric - 10.7%
Alliant Energy Corp.	252	12,701
Ameren Corp.	184	13,609
American Electric Power Co., Inc.	153	13,173
Avangrid, Inc.	395	14,394
CenterPoint Energy, Inc.	440	12,536
CMS Energy Corp.	223	13,456
Consolidated Edison, Inc.	154	13,985
Constellation Energy Corp.	77	14,233
Dominion Energy, Inc.	269	13,232
DTE Energy Co.	126	14,130
Duke Energy Corp.	154	14,893
Edison International	198	14,005
Entergy Corp.	129	13,633
Evergy, Inc.	248	13,238
Eversource Energy	206	12,313
Exelon Corp.	364	13,675
FirstEnergy Corp.	354	13,671
NextEra Energy, Inc.	241	15,402
NRG Energy, Inc.	193	13,064
OGE Energy Corp.	357	12,245
PG&E Corp.	741	12,419
Pinnacle West Capital Corp.	183	13,676
PPL Corp.	484	13,325
Public Service Enterprise Group, Inc.	213	14,224
Southern Co.	214	15,352
Talen Energy Corp.(a)	122	11,511
Vistra Corp.	185	12,885
WEC Energy Group, Inc.	154	12,646
Xcel Energy, Inc.	250	13,438
		391,064

Energy-Alternate Sources - 0.4%
First Solar, Inc.(a)	83	14,010

Engineering & Construction - 1.2%
Comfort Systems USA, Inc.	42	13,344
EMCOR Group, Inc.	42	14,708
MasTec, Inc.(a)	159	14,827
		42,879

Entertainment - 1.1%
Caesars Entertainment, Inc.(a)	336	14,696
Churchill Downs, Inc.	110	13,613
DraftKings, Inc. - Class A(a)	281	12,760
		41,069

Environmental Control - 1.3%
Casella Waste Systems, Inc. - Class A(a)	128	12,655
Republic Services, Inc.	100	19,144
Waste Management, Inc.	70	14,921
		46,720

Food - 3.0%
Albertsons Cos., Inc. - Class A	601	12,885
Campbell Soup Co.	327	14,535
Hormel Foods Corp.	434	15,143
Kroger Co.	241	13,768
Lancaster Colony Corp.	56	11,627
Performance Food Group Co.(a)	196	14,630
Sprouts Farmers Market, Inc.(a)	217	13,992
US Foods Holding Corp.(a)	251	13,546
		110,126

Gas - 1.1%
Atmos Energy Corp.	110	13,076
NiSource, Inc.	493	13,636
Southwest Gas Holdings, Inc.	166	12,638
		39,350

Healthcare-Products - 0.8%
Inspire Medical Systems, Inc.(a)	64	13,747
Natera, Inc.(a)	153	13,993
		27,740

Healthcare-Services - 4.1%
Anthem, Inc.	28	14,519
Centene Corp.(a)	192	15,068
Chemed Corp.	33	21,184
Ensign Group, Inc.	111	13,811
HealthEquity, Inc.(a)	181	14,775
Humana, Inc.	42	14,562
Molina Healthcare, Inc.(a)	28	11,503
Quest Diagnostics, Inc.	111	14,775
Tenet Healthcare Corp.(a)	140	14,715
UnitedHealth Group, Inc.	28	13,852
		148,764

Home Builders - 3.4%
DR Horton, Inc.	84	13,822
Installed Building Products, Inc.	55	14,230
KB Home	166	11,766
Lennar Corp. - Class A	83	14,274
Meritage Homes Corp.	83	14,563
NVR, Inc.(a)	2	16,200
PulteGroup, Inc.	111	13,389
Taylor Morrison Home Corp.(a)	221	13,740
Toll Brothers, Inc.	111	14,360
		126,344

Household Products & Wares - 0.3%
Reynolds Consumer Products, Inc.	444	12,681

Insurance - 4.0%
Allstate Corp.	56	9,689
American Financial Group, Inc.	71	9,690
Cincinnati Financial Corp.	70	8,692
Equitable Holdings, Inc.	225	8,552
Erie Indemnity Co. - Class A	27	10,843
F&G Annuities & Life, Inc.	171	6,934
Fidelity National Financial, Inc.	153	8,124
Globe Life, Inc.	69	8,030
Hartford Financial Services Group, Inc.	83	8,553
Jackson Financial, Inc. - Class A	99	6,548
Kinsale Capital Group, Inc.	14	7,346
Loews Corp.	110	8,612
Markel Group, Inc.(a)	5	7,607
Old Republic International Corp.	263	8,079
Progressive Corp.	56	11,583
RLI Corp.	56	8,314
Selective Insurance Group, Inc.	84	9,170
		146,366

Internet - 1.7%
Lyft, Inc. - Class A(a)	687	13,293
Maplebear, Inc.(a)	361	13,462
Robinhood Markets, Inc. - Class A(a)	448	9,018
Roku, Inc.(a)	206	13,425
Zillow Group, Inc. - Class C(a)	275	13,415
		62,613

Lodging - 0.4%
Boyd Gaming Corp.	220	14,810

Media - 2.1%
Charter Communications, Inc. - Class A(a)	41	11,916
Fox Corp. - Class A	463	14,479
Liberty Broadband Corp. - Class C(a)	239	13,678
New York Times Co. - Class A	279	12,058
Nexstar Media Group, Inc. - Class A	70	12,060
Sirius XM Holdings, Inc.	3,538	13,727
		77,918

Oil & Gas - 7.0%
Antero Resources Corp.(a)	501	14,529
Chesapeake Energy Corp.	152	13,502
Chord Energy Corp.	84	14,972
Civitas Resources, Inc.	197	14,954
Coterra Energy, Inc.	542	15,111
Devon Energy Corp.	276	13,850
Diamondback Energy, Inc.	69	13,674
EOG Resources, Inc.	125	15,980
EQT Corp.	399	14,791
Marathon Oil Corp.	494	14,000
Marathon Petroleum Corp.	97	19,545
Matador Resources Co.	194	12,953
Permian Resources Corp.	788	13,916
Pioneer Natural Resources Co.	55	14,438
Range Resources Corp.	446	15,356
SM Energy Co.	232	11,565
Southwestern Energy Co.(a)	1,864	14,129
Texas Pacific Land Corp.	15	8,678
		255,943

Pharmaceuticals - 1.9%
Cardinal Health, Inc.	128	14,323
Cigna Group	42	15,254
CVS Health Corp.	193	15,394
Neurocrine Biosciences, Inc.(a)	102	14,068
Option Care Health, Inc.(a)	358	12,007
		71,046

Pipelines - 2.2%
Antero Midstream Corp.	981	13,793
DT Midstream, Inc.	195	11,915
Kinder Morgan, Inc.	785	14,397
ONEOK, Inc.	167	13,388
Targa Resources Corp.	124	13,887
Williams Cos., Inc.	392	15,276
		82,656

Retail - 10.7%
Academy Sports & Outdoors, Inc.	181	12,225
AutoNation, Inc.(a)	85	14,074
Beacon Roofing Supply, Inc.(a)	138	13,527
BJ's Wholesale Club Holdings, Inc.(a)	190	14,374
Burlington Stores, Inc.(a)	55	12,770
CarMax, Inc.(a)	154	13,415
Carvana Co.(a)	151	13,274
Casey's General Stores, Inc.	42	13,375
Cava Group, Inc.(a)	194	13,590
Chipotle Mexican Grill, Inc.(a)	5	14,534
Darden Restaurants, Inc.	83	13,873
Dick's Sporting Goods, Inc.	57	12,817
Dillard's, Inc. - Class A	29	13,678
Dollar General Corp.	86	13,421
Five Below, Inc.(a)	85	15,417
Floor & Decor Holdings, Inc. - Class A(a)	101	13,092
Macy's, Inc.	689	13,773
MSC Industrial Direct Co., Inc. - Class A	125	12,130
Murphy USA, Inc.	27	11,318
O'Reilly Automotive, Inc.(a)	17	19,191
RH(a)	43	14,975
Ross Stores, Inc.	96	14,089
Target Corp.	112	19,848
Texas Roadhouse, Inc.	84	12,975
Tractor Supply Co.	57	14,918
Ulta Beauty, Inc.(a)	28	14,641
Williams-Sonoma, Inc.	42	13,336
Wingstop, Inc.	40	14,656
		393,306

Shipbuilding - 0.3%
Huntington Ingalls Industries, Inc.	42	12,242

Software - 2.6%
Bill.com Holdings, Inc.(a)	206	14,156
CCC Intelligent Solutions Holdings, Inc.(a)	656	7,846
DoubleVerify Holdings, Inc.(a)	374	13,150
Intuit, Inc.	33	21,449
Jack Henry & Associates, Inc.	57	9,903
Paychex, Inc.	121	14,859
Paycom Software, Inc.	70	13,931
		95,294

Telecommunications - 1.3%
AT&T, Inc.	1,108	19,500
Frontier Communications Parent, Inc.(a)	497	12,177
Verizon Communications, Inc.	374	15,693
		47,370

Transportation - 3.1%
CSX Corp.	415	15,384
JB Hunt Transport Services, Inc.	69	13,748
Kirby Corp.(a)	124	11,820
Knight-Swift Transportation Holdings, Inc.	236	12,985
Landstar System, Inc.	70	13,493
Norfolk Southern Corp.	58	14,782
Old Dominion Freight Line, Inc.	54	11,843
Saia, Inc.(a)	33	19,305
		113,360

Water - 0.7%
American Water Works Co., Inc.	112	13,688
Essential Utilities, Inc.	340	12,597
		26,285
TOTAL COMMON STOCKS (Cost $3,042,488)		3,261,820

PARTNERSHIPS - 3.0%	Shares	Value
Investment Companies - 0.4%
Icahn Enterprises LP	782	13,302

Oil & Gas - 0.3%
Sunoco LP	200	12,058

Pipelines - 2.3%
Cheniere Energy Partners LP	263	12,990
Energy Transfer LP	985	15,494
EnLink Midstream LLC	986	13,449
Enterprise Products Partners LP	539	15,727
MPLX LP	334	13,881
Western Midstream Partners LP	392	13,936
		85,477
TOTAL PARTNERSHIPS (Cost $99,659)		110,837

REAL ESTATE INVESTMENT TRUSTS - 8.1%	Shares	Value
AGNC Investment Corp.	755	7,475
Agree Realty Corp.	126	7,197
Alexandria Real Estate Equities, Inc.	71	9,153
American Homes 4 Rent - Class A	208	7,650
AvalonBay Communities, Inc.	42	7,794
Boston Properties, Inc.	114	7,445
Brixmor Property Group, Inc.	320	7,504
Camden Property Trust	82	8,069
Crown Castle International Corp.	84	8,890
CubeSmart	197	8,908
EastGroup Properties, Inc.	42	7,550
Equity LifeStyle Properties, Inc.	112	7,213
Equity Residential	124	7,826
Essex Property Trust, Inc.	43	10,526
Extra Space Storage, Inc.	53	7,791
Federal Realty OP LP	86	8,782
First Industrial Realty Trust, Inc.	170	8,932
Gaming and Leisure Properties, Inc.	183	8,431
Healthcare Realty Trust, Inc.	431	6,099
Healthpeak Properties, Inc.	481	9,019
Host Hotels & Resorts, Inc.	385	7,962
Invitation Homes, Inc.	228	8,119
Kimco Realty Corp.	451	8,844
Lamar Advertising Co. - Class A	70	8,359
Mid-America Apartment Communities, Inc.	71	9,341
National Retail Properties, Inc.	184	7,864
Public Storage	27	7,832
Regency Centers Corp.	143	8,660
Rexford Industrial Realty, Inc.	169	8,501
Rithm Capital Corp.	535	5,971
Ryman Hospitality Properties, Inc.	68	7,861
Simon Property Group, Inc.	57	8,920
STAG Industrial, Inc.	224	8,611
Terreno Realty Corp.	101	6,706
UDR, Inc.	203	7,594
VICI Properties, Inc.	296	8,818
Vornado Realty Trust	246	7,077
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $308,058)		299,294

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%	Shares
First American Treasury Obligations Fund - Class X, 5.22%(b)	29,614	29,614
TOTAL SHORT-TERM INVESTMENTS (Cost $29,614)		29,614

TOTAL INVESTMENTS - 100.7% (Cost $3,479,819)		$3,701,565
Liabilities in Excess of Other Assets - (0.7)%		(25,366)
TOTAL NET ASSETS - 100.0%		$3,676,199

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

RiverNorth Patriot ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,261,820	$–	$–	$3,261,820
Partnerships	110,837	–	–	110,837
Real Estate Investment Trusts	299,294	–	–	299,294
Money Market Funds	29,614	–	–	29,614
Total Assets	$3,701,565	$–	$–	$3,701,565

Refer to the Schedule of Investments for industry classifications.